UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	11/30/04

SSL-DOCS2 70128344v14

FORM N-CSR
Item 1.	Reports to Stockholders.

General Money
Market Fund, Inc.

ANNUAL REPORT November 30, 2004

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered
Public Accounting Firm
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION

Back Cover

General Money
Market Fund, Inc.

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for General Money Market Fund, Inc., covering the 12-month period from December 1, 2003, through November 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

Although the U.S. economy recently has alternated between signs of weakness and strength, the Federal Reserve Board has raised short-term interest rates four times since June 2004.This shift in monetary policy represents the first increases in short-term rates in more than four years, and many analysts believe that additional increases may follow in 2005.As a result, tax-exempt money market yields have begun to rise from the historically low levels of the past few years.

At times such as these, when market conditions are in a period of transition, we believe it is especially important for investors to stay in close touch with their financial advisors.Your financial advisor can help you rebalance your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Money Market Fund, Inc. perform during the period?

Over the 12-month period ended November 30, 2004, the fund produced yields of 0.56% for Class A shares, 0.34% for Class B shares and 0.32% for Class X shares.Taking into account the effects of compounding, the fund also produced effective yields of 0.56% for Class A shares, 0.34% for Class B shares and 0.32% for Class X shares for the same period.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities.These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign banks, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and dollar-denominated obligations issued or guaranteed by foreign governments. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund’s performance?

The fund was primarily influenced by a strengthening U.S. economy, which led to higher short-term interest rates during the second half of the reporting period.

In December 2003, the U.S. economy already appeared to be growing more robustly. However, inflation remained near historically low levels as labor markets remained weak and corporations had little room to raise prices of goods and services. As a result, the Federal Reserve

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

Board (the “Fed”), in its public comments at the time, indicated that it could be “patient” before moving away from the aggressively accommodative monetary policy it had implemented in the aftermath of the September 11 terrorist attacks.

These relatively benign market conditions persisted through the first quarter of 2004. In April, however, an unexpectedly strong employment report rekindled concerns that inflationary pressures might finally have begun to resurface. As the spring progressed, higher energy and commodity prices appeared to lend credence to this view, and money market yields began to rise at the longer end of the maturity spectrum. However, the short-end of the money market yield curve remained anchored by the prevailing 1% federal funds rate.

While the Fed left interest rates unchanged in May, it indicated in its public comments that future rate hikes were likely to be “measured.” Soon thereafter, employment data showed a second consecutive month of robust gains, causing investors to anticipate that the Fed might begin to tighten monetary policy as early as its next meeting in June. Indeed, on June 30, the Fed raised the overnight federal funds rate to 1.25%, its first increase in more than four years. Because most investors had anticipated the Fed’s move, the money markets already had reflected its impact.

Most analysts believed that the June rate hike was the first in a series of increases designed to forestall inflationary pressures without derailing the economic recovery. However, the economy appeared to hit a “soft patch” in the summer as the number of jobs created in June and July failed to meet expectations. Nonetheless, most investors expected the Fed to increase the federal funds rate at its next meeting in August, and money market yields reflected those expectations. Then, as expected, the Fed raised short-term rates in August, and again at its meetings in September and November, driving the federal funds rate to 2%, where it remained through the end of the reporting period.

4

In its November announcement, the Fed stated that it believes that current monetary policy remains accommodative, which we believe sets the stage for further rate increases at upcoming meetings. In the meantime, economic activity continued to advance in November, with both GDP and job creation showing solid gains.

In this improving economic environment, we began to adopt a more defensive investment posture in the spring of 2004 when inflation concerns intensified, allowing the fund’s weighted average maturity to fall toward a position we considered in line with industry averages.

What is the fund’s current strategy?

After the reporting period, the Fed again raised short-term interest rates another 25 basis points at its December 14 meeting, as many investors anticipated. We generally have continued to maintain the fund’s neutral weighted average maturity, which we believe allows us to position the fund accordingly to reflect prevailing market conditions and the proximity of upcoming Fed meetings. Of course, we are prepared to adjust our positioning as market conditions evolve.

December 15, 2004

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Yields provided for the fund’s Class B and Class X shares reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 0.31% and an effective yield of 0.31%, and the fund’s Class X shares would have produced a yield of 0.16% and an effective yield of 0.16% .

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from June 1, 2004 to November 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2004
	Class A	Class B	Class X

Expenses paid per $1,000 †	$ 3.96	$ 5.06	$ 5.26
Ending value (after expenses)	$1,003.70	$1,002.60	$1,002.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER	FUNDS ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2004

	Class A	Class B	Class X

Expenses paid per $1,000 †	$ 3.99	$ 5.10	$ 5.30
Ending value (after expenses)	$1,021.05	$1,019.95	$1,019.75

† Expenses are equal to the fund’s annualized expense ratio of .79% for Class A shares, 1.01% for Class B shares and
1.05% for Class X shares; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2004
	Principal
Negotiable Bank Certificates of Deposit—47.0%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria S.A. (London)
1.87%, 12/24/2004	250,000,000	250,000,000
Barclays Bank PLC (London)
2.14%, 1/10/2005	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
2.07%, 7/11/2005	200,000,000 [a]	199,969,258
Credit Agricole Indosuez S.A. (Yankee)
2.07%, 4/26/2005	250,000,000 [a]	249,979,860
Credit Suisse First Boston (Yankee)
2.05%—2.23%, 12/14/2004—4/12/2005	194,000,000	193,999,700
First Tennessee Bank N.A.
2.24%, 1/24/2005	96,000,000	96,000,000
HBOS Treasury Services PLC (London)
1.88%—2.16%, 12/24/2004—4/12/2005	110,000,000	110,001,814
HSBC Bank USA
1.56%, 4/22/2005	150,000,000	150,000,000
Landesbank Baden-Wuerttemberg (London)
1.88%, 12/24/2004	90,000,000	90,000,000
Landesbank Baden-Wuerttemberg (Yankee)
2.02%, 3/10/2005	200,000,000	200,005,444
Lloyds TSB Bank PLC (Yankee)
2.17%, 1/18/2005	143,000,000	142,968,187
Natexis Banques Populaires (Yankee)
2.16%, 4/12/2005	50,000,000	50,000,000
Norddeutsche Landesbank Girozentrale (London)
1.47%, 5/6/2005	200,000,000	200,004,265
Northern Rock PLC (London)
2.16%, 1/10/2005	85,000,000	85,000,000
Royal Bank of Scotland PLC (London)
2.14%, 1/10/2005	60,000,000	60,000,000

The Fund

7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Negotiable Bank Certificates of Deposit (continued)	Amount ($)	Value ($)

Svenska Handelsbanken (Yankee)
2.25%, 1/31/2005	265,000,000	265,000,000
Toronto-Dominion Bank (Yankee)
2.15%, 4/11/2005	200,000,000	200,000,000
Washington Mutual Bank F.A.
2.06%-2.25%, 12/14/2004-2/2/2005	280,000,000	279,999,639
Total Negotiable Bank Certificates of Deposit
(cost $2,872,928,167)		2,872,928,167

Commercial Paper—20.3%

Alliance & Leicester PLC
1.88%, 12/15/2004	17,000,000	16,987,637
Atlantis One Funding Corp.
2.02%, 3/7/2005	217,514,000 [b]	216,353,925
BNP Paribas Finance Inc.
2.08%, 12/1/2004	150,000,000	150,000,000
Beta Finance Inc
2.03%, 3/14/2005	26,000,000 [b]	25,850,478
Depfa Bank PLC
2.03%—2.17%, 1/13/2005—4/12/2005	185,700,000	184,706,725
General Electric Capital Corp.
2.24%, 1/21/2005	275,000,000	274,131,229
ING America Insurance Holdings Inc.
2.04%, 3/8/2005	40,000,000	39,782,289
Mane Funding Corp
1.88%—2.23%, 12/13/2004—1/24/2005	78,467,000 [b]	78,300,438
New Center Asset Trust Series II
2.06%, 12/16/2004	160,000,000	159,862,667
Norddeutsche Landesbank Girozentrale
2.23%, 1/24/2005	60,000,000	59,800,200
Stadshypotek Delaware Inc.
2.15%, 1/10/2005	35,000,000	34,916,778
Total Commercial Paper
(cost $1,240,692,366)		1,240,692,366

8

	Principal
Corporate Notes—11.8%	Amount ($)	Value ($)

Fifth Third Bancorp
2.11%, 11/23/2005	100,000,000 [a]	100,000,000
Harrier Finance Funding
2.08%—2.16%, 10/25/2005—11/15/2005	180,000,000 [a,b]	179,981,168
Lehman Brothers Holdings Inc.
2.06%, 6/23/2005	175,000,000 [a]	175,000,000
Sigma Finance Inc.
2.07%—2.08%, 1/27/2005—3/22/2005	262,000,000 [a,b]	261,993,647
Westdeutsche Landesbank Girozentrale
2.06%, 1/14/2005	5,000,000 [a]	4,999,969
Total Corporate Notes
(cost $721,974,784)		721,974,784

Promissory Notes—.8%

Goldman Sachs Group Inc.
1.36%, 12/16/2004
(cost $50,000,000)	50,000,000 [c]	50,000,000

Short Term Bank Notes—2.5%

Bank of America N.A.
2.05%, 3/15/2005
(cost $150,000,000)	150,000,000 [a]	150,000,000

U.S. Government Agencies—10.6%

Federal Home Loan Banks, Floating Rate Notes
2.06%, 8/4/2005	200,000,000	199,932,359
Federal Home Loan Banks, Notes
1.32%—1.42%, 3/11/2005—4/29/2005	250,000,000	250,000,000
Federal Home Loan Mortgage Corp., Notes
1.51%, 12/24/2004	200,000,000	200,000,000
Total U.S. Government Agencies
(cost $649,932,359)		649,932,359

The Fund

9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Time Deposits—6.8%	Amount ($)	Value ($)

Fortis Bank (Grand Cayman)
2.06%, 12/1/2004	150,000,000	150,000,000
Key Bank N.A. (Grand Cayman)
2.02%, 12/1/2004	100,000,000	100,000,000
Societe Generale (Grand Cayman)
2.06%, 12/1/2004	100,000,000	100,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.94%, 12/1/2004	66,000,000	66,000,000
Total Time Deposits
(cost $416,000,000)		416,000,000

Total Investments (cost $6,101,527,676)	99.8%	6,101,527,676
Cash and Receivables (Net)	.2%	9,291,740
Net Assets	100.0%	6,110,819,416

[a] Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Trustees.At November 30, 2004, these securities amounted to $762,479,656 or
12.5% of net assets.
[c] These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public
resale.These securities were acquired on 1/21/2004 at a cost of $50,000,000.At November 30, 2004, the aggregate value of these securities was $50,000,000, representing .8% of net assets and are valued at amortized cost

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	68.7	Brokerage Firms	3.7
Government Agencies	10.6	Asset-Backed Single Seller	2.6
Asset-Backed—Structured		Building and Construction	1.4
Investment Vehicle	7.7	Insurance	.6
Finance	4.5		99.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004

See notes to financial statements.

The Fund

11

STATEMENT OF OPERATIONS Year Ended November 30, 2004
Investment Income ($):
Interest Income	86,405,269
Expenses:
Management fee—Note 2(a)	32,522,458
Shareholder servicing costs—Note 2(c)	17,036,308
Distribution, service and prospectus fees—Note 2(b)	13,128,643
Registration fees	458,155
Custodian fees	251,730
Directors’ fees and expenses—Note 2(d)	173,490
Prospectus and shareholders’ reports	65,492
Professional fees	42,421
Miscellaneous	132,812
Total Expenses	63,811,509
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(1,195,118)
Net Expenses	62,616,391
Investment Income—Net	23,788,878

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(256,218)
Net Increase in Net Assets Resulting from Operations	23,532,660

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2004	2003

Operations ($):
Investment income—net	23,788,878	27,689,737
Net realized gain (loss) on investments	(256,218)	(10,418)
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,532,660	27,679,319

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,550,567)	(8,018,360)
Class B Shares	(17,237,993)	(19,670,906)
Class X Shares	(318)	(471)
Total Dividends	(23,788,878)	(27,689,737)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	7,454,299,418	7,231,363,649
Class B Shares	13,630,958,381	14,956,398,812
Class X Shares	—	78,645
Dividends reinvested:
Class A Shares	6,467,214	7,901,889
Class B Shares	16,887,425	18,419,010
Class X Shares	75	246
Cost of shares redeemed:
Class A Shares	(7,584,772,175)	(7,517,672,820)
Class B Shares	(14,324,474,925)	(14,800,138,189)
Class X Shares	(30,000)	(110,443)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(800,664,587)	(103,759,201)
Total Increase (Decrease) in Net Assets	(800,920,805)	(103,769,619)

Net Assets ($):
Beginning of Period	6,911,740,221	7,015,509,840
End of Period	6,110,819,416	6,911,740,221

See notes to financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.006	.014	.041	.056
Distributions:
Dividends from
investment income—net	(.006)	(.006)	(.014)	(.041)	(.056)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.56	.56	1.43	4.21	5.77

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78	.77	.77	.79	.78
Ratio of net investment income
to average net assets	.55	.57	1.42	4.03	5.64

Net Assets, end of period
($ x 1,000)	1,153,901	1,277,956	1,556,365	1,379,758	982,685

See notes to financial statements.
14

		Year Ended November 30,

Class B Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	(.003)	.012	.039	.054
Distributions:
Dividends from
investment income—net	(.003)	(.003)	(.012)	(.039)	(.054)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.34	.33	1.20	3.98	5.53

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	1.01	1.01	1.03	1.02
Ratio of net expenses
to average net assets	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.32	.33	1.19	3.81	5.41

Net Assets, end of period
($ x 1,000)	4,956,821	5,633,657	5,458,986	4,713,819	3,338,285

See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)
		Year Ended November 30,

Class X Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.003	.012	.039	.054
Distributions:
Dividends from investment income—net	(.003)	(.003)	(.012)	(.039)	(.054)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.32	.32	1.16	3.94	5.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18	1.12	1.19	1.18	1.11
Ratio of net expenses
to average net assets	1.02	1.02	1.05	1.05	1.05
Ratio of net investment income
to average net assets	.31	.34	1.20	4.03	5.43

Net Assets, end of period ($ x 1,000)	98	128	159	291	478

See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (15 billion shares authorized), Class B (10 billion shares authorized) and Class X (500 million shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2004, sub-accounting service fees amounted to $2,660,501 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund

17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and,

18

pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2004, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $270,375 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2004. If not applied, $3,739 of the carryover expires in fiscal 2008, $10,418 expires in fiscal 2011 and $256,218 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2004 and November 30, 2003, were all ordinary income.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (continued)

At November 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2004, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund

20

shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2004, Class A shares were charged $2,388,496 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2004, Class B shares were charged $10,739,888 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X (“Class X Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended November 30, 2004, Class X shares were charged $259 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2004, Class A shares were charged $420,551 pursuant to the Class A Shareholder Services Plan.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Shareholder Services Plan with respect to Class B and Class X (“Shareholder Services Plan”), Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2003 through November 30, 2004 to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01% of the value of the average daily net assets of Class B shares.The Manager had undertaken from December 1, 2003 through November 30, 2004, to reduce the expenses of Class X shares, if the aggregate expenses of Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.05% of the value of the average daily net assets of Class X shares. In addition, the Manager may at times, limit certain money market fund expenses in an effort to enhance yields of a fund, or a particular class of a fund, as applicable, because of low interest rates. The Manager limited fund expenses on the fund (Class B and Class X) to maintain a minimum yield of 15 basis points. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended November 30, 2004, Class B and Class X shares were charged $13,302,508 and $259, respectively, pursuant to the Shareholder Services Plan, of which $1,194,954 and $164, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

22

sonnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2004, the fund was charged $396,106 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $2,507,417, Rule 12b-1 distribution plan fees $1,002,334, shareholder services plan fees $1,217,174 and transfer agency per account fees $66,050, which are offset against an expense reimbursement currently in effect in the amount of $77,583.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Legal Matters:

Two class actions have been filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC and the directors of all or substantially all of the Dreyfus funds, on behalf of a purported class and derivatively on behalf of said funds, alleging violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, and the common law. The complaints alleged, among other things, (i) that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend Dreyfus funds over other funds, (ii) that such payments were not disclosed to investors, (iii) that economies of scale and soft-dollar benefits were not passed on to investors and (iv) that 12b-1 fees charged to certain funds that were closed to new investors were also improper. The complaints sought compensatory and punitive damages, rescission of the advisory contracts and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. On April 22, 2004, the actions were consolidated under the caption In re Dreyfus Mutual Funds Fee Litigation, and a consolidated amended complaint was filed on September 13, 2004.While adding new parties and claims under state

The Fund

23

NOTES TO FINANCIAL STATEMENTS (continued)

and federal law, the allegations in the consolidated amended complaint essentially track the allegations in the prior complaints pertaining to 12b-1 fees, directed brokerage, soft dollars and revenue sharing. Dreyfus and the funds believe the allegations to be totally without merit and intend to defend the action vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

24

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors General Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Money Market Fund, Inc., as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004 by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Money Market Fund, Inc. at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 11, 2005

The Fund

25

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 186

———————

Clifford L. Alexander, Jr. (71) Board Member (1981)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
  Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
  Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 65

———————

Peggy C. Davis (61) Board Member (1990)

Principal Occupation During Past 5 Years:
  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 26
26

Ernest Kafka (72) Board Member (1981)
Principal Occupation During Past 5 Years:
  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)
  Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 26
Principal Occupation During Past 5 Years:
  A management consultant for various non-profit organizations (May 2004-present)
  Chairman of the Avery-Fischer Artist Program (November 1997-present)
  President of Lincoln Center for the Performing Arts, Inc. (March 1984-December 2000)
Other Board Memberships and Affiliations: • Movado Group, Inc., Director
No. of Portfolios for which Board Member Serves: 26

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

The Fund
27

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 93 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 93 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 202 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 94 investment companies (comprised of 202 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 12 investment companies (comprised of 23 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 94 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

28

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 85 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 94 investment companies (comprised of 202 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (94 investment companies, comprising 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 89 investment companies (comprised of 197 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

The Fund

29

For More	Information

General Money	Transfer Agent &
Market Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, New York 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $27,900 in 2003 and $29,295 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2003 and $-0- in 2004.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $125,000 in 2003 and $178,500 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,191 in 2003 and $2,674 in 2004. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various

SSL-DOCS2 70128344v14

financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2003 and $-0- in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2003 and $865 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2003 and $-0- in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $292,712 in 2003 and $653,655 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 9.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York,

SSL-DOCS2 70128344v14

New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 2, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 2, 2005

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70128344v14